S000021046 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	106 Months Ended	114 Months Ended	120 Months Ended	142 Months Ended	201 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	5.09%			4.31%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%			5.20%
Columbia Overseas Value Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent		4.87%	4.92%			6.00%
Performance Inception Date					Jul. 01, 2015
Columbia Overseas Value Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent		4.91%	4.96%			6.06%
Performance Inception Date					Jul. 01, 2015
Columbia Overseas Value Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	4.83%			5.89%
Performance Inception Date	Oct. 02, 2024
Columbia Overseas Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.48%)	3.33%			5.00%
Performance Inception Date							Feb. 28, 2013
Columbia Overseas Value Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.65%)	2.74%			4.46%
Performance Inception Date							Feb. 28, 2013
Columbia Overseas Value Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.07%)	2.67%			4.06%
Performance Inception Date							Feb. 28, 2013
Columbia Overseas Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.76%	3.79%			4.84%
Performance Inception Date							Feb. 28, 2013
Columbia Overseas Value Fund Class R
Prospectus [Line Items]
Average Annual Return, Percent		4.26%	4.32%			5.38%
Performance Inception Date				Mar. 01, 2016
Columbia Overseas Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.74%	4.82%			5.89%
Performance Inception Date								Mar. 31, 2008